Segment, Geographic and Other Revenue Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Reconciliation of Revenue from Segments to Consolidated

The following table provides selected income statement information by reportable segment:
	Revenues			Earnings(a)			Depreciation and Amortization(b)
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
(MILLIONS OF DOLLARS)	2017	2016	2015	2017	2016	2015	2017	2016	2015
Reportable Segments:
IH	$31,422	$29,197	$26,758	$18,341	$15,854	$14,581	$534	$583	$552
EH	21,124	23,627	22,094	11,283	12,898	12,714	579	600	446
Total reportable segments	52,546	52,824	48,851	29,625	28,752	27,295	1,113	1,183	998
Other business activities(c)	—	—	—	(3,137)	(3,020)	(2,914)	90	85	76
Reconciling Items:
Corporate(d)	—	—	—	(5,522)	(5,491)	(5,607)	337	356	355
Purchase accounting adjustments(d)	—	—	—	(4,758)	(4,185)	(3,953)	4,565	3,890	3,573
Acquisition-related costs(d)	—	—	—	(456)	(785)	(894)	39	7	75
Certain significant items(e)	—	—	—	(2,647)	(5,888)	(4,321)	52	200	48
Other unallocated(d)	—	—	—	(799)	(1,032)	(642)	72	35	33
	$52,546	$52,824	$48,851	$12,305	$8,351	$8,965	$6,269	$5,757	$5,157

(a)
Income from continuing operations before provision/(benefit) for taxes on income. IH’s earnings in 2017 include dividend income of $266 million from our investment in ViiV. For additional information, see Note 4.

(b)
Certain production facilities are shared. Depreciation is allocated based on estimates of physical production. Amounts here relate solely to the depreciation and amortization associated with continuing operations.

(c)
Other business activities includes the costs managed by our WRD and GPD organizations. Effective in the first quarter of 2017, Medical, previously reported as part of Other Business Activities, was reclassified to Corporate. We have reclassified approximately $165 million and $177 million of costs from Other Business Activities to Corporate in 2016 and 2015, respectively, to conform to the current period presentation.

(d)	For a description, see the “Other Costs and Business Activities” section above.

(e)
Certain significant items are substantive and/or unusual, and in some cases recurring, items (such as restructuring or legal charges) that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis.

For Earnings in 2017, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $348 million, (ii) charges for certain legal matters of $237 million, (iii) incremental charges to amounts previously recorded to write down the HIS net assets to fair value less costs to sell of $55 million, (iv) certain asset impairment charges of $379 million, (v) charges for business and legal entity alignment of $71 million, (vi) net losses on early retirement of debt of $999 million and (vii) other charges of $556 million. For additional information, see Note 2B, Note 3 and Note 4.
For Earnings in 2016, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $1.5 billion, (ii) charges for certain legal matters of $494 million, (iii) an impairment charge related to the write-down of the HIS net assets to fair value less estimated costs to sell of $1.7 billion, (iv) certain asset impairment charges of $1.4 billion, (v) charges for business and legal entity alignment of $261 million, (vi) net losses on early retirement of debt of $312 million and (vii) other charges of $197 million. For additional information, see Note 2B, Note 3 and Note 4.
For Earnings in 2015, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $584 million, (ii) foreign currency loss and inventory impairment related to Venezuela of $878 million, (iii) certain asset impairment charges of $787 million, (iv) a charge related to pension settlements of $491 million, (v) charges for business and legal entity alignment of $282 million, (vi) charges for certain legal matters of $968 million and (vii) other charges of $332 million. For additional information, see Note 3 and Note 4.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated

The following table provides selected income statement information by reportable segment:
	Revenues			Earnings(a)			Depreciation and Amortization(b)
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
(MILLIONS OF DOLLARS)	2017	2016	2015	2017	2016	2015	2017	2016	2015
Reportable Segments:
IH	$31,422	$29,197	$26,758	$18,341	$15,854	$14,581	$534	$583	$552
EH	21,124	23,627	22,094	11,283	12,898	12,714	579	600	446
Total reportable segments	52,546	52,824	48,851	29,625	28,752	27,295	1,113	1,183	998
Other business activities(c)	—	—	—	(3,137)	(3,020)	(2,914)	90	85	76
Reconciling Items:
Corporate(d)	—	—	—	(5,522)	(5,491)	(5,607)	337	356	355
Purchase accounting adjustments(d)	—	—	—	(4,758)	(4,185)	(3,953)	4,565	3,890	3,573
Acquisition-related costs(d)	—	—	—	(456)	(785)	(894)	39	7	75
Certain significant items(e)	—	—	—	(2,647)	(5,888)	(4,321)	52	200	48
Other unallocated(d)	—	—	—	(799)	(1,032)	(642)	72	35	33
	$52,546	$52,824	$48,851	$12,305	$8,351	$8,965	$6,269	$5,757	$5,157

(a)
Income from continuing operations before provision/(benefit) for taxes on income. IH’s earnings in 2017 include dividend income of $266 million from our investment in ViiV. For additional information, see Note 4.

(b)
Certain production facilities are shared. Depreciation is allocated based on estimates of physical production. Amounts here relate solely to the depreciation and amortization associated with continuing operations.

(c)
Other business activities includes the costs managed by our WRD and GPD organizations. Effective in the first quarter of 2017, Medical, previously reported as part of Other Business Activities, was reclassified to Corporate. We have reclassified approximately $165 million and $177 million of costs from Other Business Activities to Corporate in 2016 and 2015, respectively, to conform to the current period presentation.

(d)	For a description, see the “Other Costs and Business Activities” section above.

(e)
Certain significant items are substantive and/or unusual, and in some cases recurring, items (such as restructuring or legal charges) that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis.

For Earnings in 2017, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $348 million, (ii) charges for certain legal matters of $237 million, (iii) incremental charges to amounts previously recorded to write down the HIS net assets to fair value less costs to sell of $55 million, (iv) certain asset impairment charges of $379 million, (v) charges for business and legal entity alignment of $71 million, (vi) net losses on early retirement of debt of $999 million and (vii) other charges of $556 million. For additional information, see Note 2B, Note 3 and Note 4.
For Earnings in 2016, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $1.5 billion, (ii) charges for certain legal matters of $494 million, (iii) an impairment charge related to the write-down of the HIS net assets to fair value less estimated costs to sell of $1.7 billion, (iv) certain asset impairment charges of $1.4 billion, (v) charges for business and legal entity alignment of $261 million, (vi) net losses on early retirement of debt of $312 million and (vii) other charges of $197 million. For additional information, see Note 2B, Note 3 and Note 4.
For Earnings in 2015, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $584 million, (ii) foreign currency loss and inventory impairment related to Venezuela of $878 million, (iii) certain asset impairment charges of $787 million, (iv) a charge related to pension settlements of $491 million, (v) charges for business and legal entity alignment of $282 million, (vi) charges for certain legal matters of $968 million and (vii) other charges of $332 million. For additional information, see Note 3 and Note 4.

Reconciliation Of Depreciation And Amortization From Segments To Consolidated

The following table provides selected income statement information by reportable segment:
	Revenues			Earnings(a)			Depreciation and Amortization(b)
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
(MILLIONS OF DOLLARS)	2017	2016	2015	2017	2016	2015	2017	2016	2015
Reportable Segments:
IH	$31,422	$29,197	$26,758	$18,341	$15,854	$14,581	$534	$583	$552
EH	21,124	23,627	22,094	11,283	12,898	12,714	579	600	446
Total reportable segments	52,546	52,824	48,851	29,625	28,752	27,295	1,113	1,183	998
Other business activities(c)	—	—	—	(3,137)	(3,020)	(2,914)	90	85	76
Reconciling Items:
Corporate(d)	—	—	—	(5,522)	(5,491)	(5,607)	337	356	355
Purchase accounting adjustments(d)	—	—	—	(4,758)	(4,185)	(3,953)	4,565	3,890	3,573
Acquisition-related costs(d)	—	—	—	(456)	(785)	(894)	39	7	75
Certain significant items(e)	—	—	—	(2,647)	(5,888)	(4,321)	52	200	48
Other unallocated(d)	—	—	—	(799)	(1,032)	(642)	72	35	33
	$52,546	$52,824	$48,851	$12,305	$8,351	$8,965	$6,269	$5,757	$5,157

(a)
Income from continuing operations before provision/(benefit) for taxes on income. IH’s earnings in 2017 include dividend income of $266 million from our investment in ViiV. For additional information, see Note 4.

(b)
Certain production facilities are shared. Depreciation is allocated based on estimates of physical production. Amounts here relate solely to the depreciation and amortization associated with continuing operations.

(c)
Other business activities includes the costs managed by our WRD and GPD organizations. Effective in the first quarter of 2017, Medical, previously reported as part of Other Business Activities, was reclassified to Corporate. We have reclassified approximately $165 million and $177 million of costs from Other Business Activities to Corporate in 2016 and 2015, respectively, to conform to the current period presentation.

(d)	For a description, see the “Other Costs and Business Activities” section above.

(e)
Certain significant items are substantive and/or unusual, and in some cases recurring, items (such as restructuring or legal charges) that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis.

For Earnings in 2017, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $348 million, (ii) charges for certain legal matters of $237 million, (iii) incremental charges to amounts previously recorded to write down the HIS net assets to fair value less costs to sell of $55 million, (iv) certain asset impairment charges of $379 million, (v) charges for business and legal entity alignment of $71 million, (vi) net losses on early retirement of debt of $999 million and (vii) other charges of $556 million. For additional information, see Note 2B, Note 3 and Note 4.
For Earnings in 2016, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $1.5 billion, (ii) charges for certain legal matters of $494 million, (iii) an impairment charge related to the write-down of the HIS net assets to fair value less estimated costs to sell of $1.7 billion, (iv) certain asset impairment charges of $1.4 billion, (v) charges for business and legal entity alignment of $261 million, (vi) net losses on early retirement of debt of $312 million and (vii) other charges of $197 million. For additional information, see Note 2B, Note 3 and Note 4.
For Earnings in 2015, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $584 million, (ii) foreign currency loss and inventory impairment related to Venezuela of $878 million, (iii) certain asset impairment charges of $787 million, (iv) a charge related to pension settlements of $491 million, (v) charges for business and legal entity alignment of $282 million, (vi) charges for certain legal matters of $968 million and (vii) other charges of $332 million. For additional information, see Note 3 and Note 4.

Revenue from External Customers by Geographic Areas
As described in Note 1A, acquisitions and divestitures have impacted our results of operations in 2017, 2016 and 2015.

The following table provides revenues by geographic area:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2017	2016	2015
United States	$26,026	$26,369	$21,704
Developed Europe(a)	8,508	9,306	9,714
Developed Rest of World(b)	6,612	6,729	6,298
Emerging Markets (c)	11,399	10,420	11,136
Revenues	$52,546	$52,824	$48,851

(a)
Developed Europe region includes the following markets: Western Europe, Scandinavian countries and Finland. Revenues denominated in euros were $6.8 billion in 2017, $7.2 billion in 2016 and $7.4 billion in 2015.

(b)	Developed Rest of World region includes the following markets: Japan, Canada, Australia, South Korea and New Zealand.

(c)
Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, Eastern Europe, Africa, the Middle East, Central Europe and Turkey.

Long-lived Assets by Geographic Areas

The following table provides long-lived assets by geographic area:
	As of December 31,
(MILLIONS OF DOLLARS)	2017	2016	2015
Property, plant and equipment, net
United States	$6,971	$6,649	$7,072
Developed Europe(a)	4,345	4,228	4,376
Developed Rest of World(b)	632	643	660
Emerging Markets(c)	1,917	1,797	1,658
Property, plant and equipment, net	$13,865	$13,318	$13,766

(a)	Developed Europe region includes the following markets: Western Europe, Scandinavian countries and Finland.

(b)	Developed Rest of World region includes the following markets: Japan, Canada, Australia, South Korea and New Zealand.

(c)
Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, Eastern Europe, Africa, the Middle East, Central Europe and Turkey.

Schedule of Significant Product Revenues
As described in Note 1A, acquisitions and divestitures have impacted our results of operations in 2017, 2016 and 2015.

The following table provides detailed revenue information:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2017	2016	2015

PFIZER INNOVATIVE HEALTH (IH)(a)	$31,422	$29,197	$26,758
Internal Medicine	$9,684	$8,858	$7,611
Lyrica IH(b)	4,511	4,165	3,655
Eliquis alliance revenues and direct sales	2,523	1,713	913
Chantix/Champix	997	842	671
Viagra IH(c)	823	1,181	1,297
BMP2	261	251	232
Toviaz	257	258	267
All other Internal Medicine	312	447	577
Vaccines	$6,001	$6,071	$6,454
Prevnar 13/Prevenar 13	5,601	5,718	6,245
FSME/IMMUN-TicoVac	134	114	104
All other Vaccines	266	239	104
Oncology	$6,056	$4,563	$2,955
Ibrance	3,126	2,135	723
Sutent	1,081	1,095	1,120
Xalkori	594	561	488
Xtandi alliance revenues	590	140	—
Inlyta	339	401	430
Bosulif	233	167	111
All other Oncology	93	63	83
Inflammation & Immunology (I&I)	$3,968	$3,928	$3,918
Enbrel (Outside the U.S. and Canada)	2,452	2,909	3,333
Xeljanz	1,345	927	523
Eucrisa	67	—	—
All other I&I	103	93	61
Rare Disease	$2,240	$2,369	2,425
BeneFIX	604	712	752
Refacto AF/Xyntha	551	554	533
Genotropin	532	579	617
Somavert	254	232	218
All other Rare Disease	300	292	306
Consumer Healthcare	$3,472	$3,407	$3,395
PFIZER ESSENTIAL HEALTH (EH)(d)	$21,124	$23,627	$22,094
Legacy Established Products (LEP)(e)	$10,894	$11,197	$11,745
Lipitor	1,915	1,758	1,860
Premarin family	977	1,017	1,018
Norvasc	926	962	991
Xalatan/Xalacom	335	363	399
Effexor	297	278	288
Zoloft	291	304	374
EpiPen	290	386	339
Zithromax	270	272	275
Relpax	236	323	352
Xanax	225	222	224
Sildenafil Citrate	56	—	—
All other LEP	5,077	5,313	5,625
Sterile Injectable Pharmaceuticals (SIP)(f)	$5,673	$6,014	$3,944
Medrol	483	450	402
Sulperazon	471	396	339
Fragmin	306	318	335
Tygacil	260	274	304
Precedex	243	264	76
Tazosyn/Zosyn	194	146	144
All other SIP	3,715	4,166	2,343

	Year Ended December 31,
(MILLIONS OF DOLLARS)	2017	2016	2015
Peri-LOE Products(g)	$3,223	$4,220	$5,326
Celebrex	775	733	830
Lyrica EH(b)	553	801	1,183
Vfend	421	590	682
Viagra EH(c)	382	383	411
Pristiq	303	732	715
Zyvox	281	421	883
Revatio	252	285	260
All other Peri-LOE Products	257	276	362
Biosimilars(h)	$531	$319	$63
Inflectra/Remsima	419	192	30
All other Biosimilars	112	127	33
Pfizer CentreOne(i)	$706	$718	$612
Hospira Infusion Systems (HIS)(j)	$97	$1,158	$403
Revenues	$52,546	$52,824	$48,851

Total Lyrica(b)	$5,065	$4,966	$4,839
Total Viagra(c)	$1,204	$1,564	$1,708
Total Alliance revenues	$2,927	$1,746	$1,312

(a)
The IH business encompasses Internal Medicine, Vaccines, Oncology, Inflammation & Immunology, Rare Disease and Consumer Healthcare. Through December 31, 2016, includes Duavive/Duavee and Viviant (recorded in All other Internal Medicine in 2016), which were transferred from Innovative Health to Essential Health effective January 1, 2017 (recorded in All other LEP (EH) beginning January 1, 2017), in order to align these products with our management of the women’s health portfolio within EH.

(b)
Lyrica revenues from all of Europe, Russia, Turkey, Israel and Central Asia countries are included in Lyrica EH. All other Lyrica revenues are included in Lyrica IH. Total Lyrica revenues represent the aggregate of worldwide revenues from Lyrica IH and Lyrica EH.

(c)
Viagra revenues from the U.S. and Canada are included in Viagra IH. All other Viagra revenues are included in Viagra EH. Total Viagra revenues represent the aggregate of worldwide revenues from Viagra IH and Viagra EH. Viagra lost exclusivity in the U.S. in December 2017. Beginning in the first quarter of 2018, revenues for Viagra in the U.S. and Canada, which were reported in IH through December 2017, will be reported in EH (which reported all other Viagra revenues excluding the U.S. and Canada through 2017). Therefore total Viagra worldwide revenues will be reported in EH from 2018 forward.

(d)
The EH business encompasses Legacy Established Products, Sterile Injectable Pharmaceuticals, Peri-LOE Products, Biosimilars, Pfizer CentreOne and HIS (through February 2, 2017), and includes all legacy Hospira commercial operations.

(e)
Legacy Established Products primarily include products that have lost patent protection (excluding Sterile Injectable Pharmaceuticals and Peri-LOE Products). Effective January 1, 2017, All other LEP includes Duavive/Duavee and Viviant, which were transferred from Innovative Health (recorded in All other Internal Medicine (IH) in 2016), in order to align these products with our management of the women’s health portfolio within EH. See note (a) above.

(f)	Sterile Injectable Pharmaceuticals include generic injectables and proprietary specialty injectables (excluding Peri-LOE Products).

(g)
Peri-LOE Products include products that have recently lost or are anticipated to soon lose patent protection. These products primarily include: Lyrica in Europe, Russia, Turkey, Israel and Central Asia; Viagra in all countries (excluding the U.S. and Canada); and worldwide revenues for Celebrex, Pristiq, Zyvox, Vfend, Revatio and Inspra. Beginning in the first quarter of 2018, revenues for Viagra in the U.S. and Canada, which were reported in IH through December 2017, will be reported in EH. Therefore total Viagra worldwide revenues will be reported in EH from 2018 forward. See note (c) above.

(h)
Biosimilars include Inflectra/Remsima (biosimilar infliximab) in the U.S. and certain international markets, Nivestim (biosimilar filgrastim) in certain European, Asian and Africa/Middle Eastern markets and Retacrit (biosimilar epoetin zeta) in certain European and Africa/Middle Eastern markets.

(i)
Pfizer CentreOne includes revenues from our contract manufacturing and active pharmaceutical ingredient sales operation, including sterile injectables contract manufacturing, and revenues related to our manufacturing and supply agreements, including with Zoetis Inc.

(j)
HIS (through February 2, 2017) includes Medication Management Systems products composed of infusion pumps and related software and services, as well as IV Infusion Products, including large volume IV solutions and their associated administration sets.

We performed certain reclassifications, primarily between Legacy Established Products and Sterile Injectable Pharmaceuticals, to conform to current period presentation.